Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Total plant and equipment	$ 130,071	$ 7,212
Accumulated depreciation	(2,251)	(8)
plant and equipment, net	127,820	7,204
Software Development (Work-In-Progress) [Member]
Total plant and equipment	7,550	6,896
Computer [Member]
Total plant and equipment	5,565
Office Equipment [Member]
Total plant and equipment	32,733	316
Furniture and Fittings [Member]
Total plant and equipment	14,519
Office Renovations [Member]
Total plant and equipment	$ 69,704